Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
General Electric Co., 5.97%, 05/05/26, (3-mo. SOFR + 0.642%)(a)(b)	$51,129	$51,264,018

Auto Manufacturers — 7.8%
American Honda Finance Corp.
5.87%, 10/10/25, (1-day SOFR + 0.500%)(b)	4,910	4,911,906
5.87%, 01/12/26, (1-day SOFR + 0.500%)(b)	3,087	3,087,381
6.08%, 01/09/26, (1-day SOFR + 0.710%)(b)	20,200	20,263,160
6.08%, 07/09/27, (1-day SOFR + 0.710%)(b)	11,600	11,604,497
6.14%, 03/12/27, (1-day SOFR + 0.770%)(a)(b)	10,600	10,624,952
6.16%, 10/03/25, (1-day SOFR + 0.790%)(a)(b)	26,359	26,467,165
6.29%, 01/12/26, (1-day SOFR + 0.920%)(a)(b)	13,756	13,838,834
BMW U.S. Capital LLC
5.74%, 08/12/24, (1-day SOFR + 0.380%)(b)(c)	20,517	20,516,929
5.92%, 04/02/26, (1-day SOFR + 0.550%)(a)(b)(c)	24,197	24,264,980
5.98%, 08/11/25, (1-day SOFR + 0.620%)(b)(c)	26,374	26,441,010
6.21%, 04/01/25, (1-day SOFR + 0.840%)(a)(b)(c)	14,837	14,888,212
Daimler Truck Finance North America LLC
6.12%, 12/13/24, (1-day SOFR + 0.750%)(a)(b)(c)	14,074	14,099,559
6.33%, 09/25/27, (1-day SOFR + 0.960%)(b)(c)	20,800	20,809,853
General Motors Financial Co. Inc.
5.99%, 10/15/24, (1-day SOFR + 0.620%)(b)	15,913	15,916,510
6.41%, 02/26/27, (1-day SOFR + 1.040%)(a)(b)	12,847	12,867,925
6.43%, 07/15/27, (1-day SOFR + 1.050%)(a)(b)	16,800	16,803,764
6.67%, 04/07/25, (1-day SOFR + 1.300%)(b)	12,053	12,121,139
6.71%, 05/08/27, (1-day SOFR + 1.350%)(a)(b)	18,239	18,379,277
Hyundai Capital America
6.41%, 03/19/27, (1-day SOFR + 1.040%)(a)(b)(c)	11,000	11,023,870
6.41%, 06/24/27, (1-day SOFR + 1.040%)(b)(c)	17,130	17,147,244
6.51%, 08/04/25, (1-day SOFR + 1.150%)(b)(c)	3,525	3,538,992
6.68%, 11/03/25, (1-day SOFR + 1.320%)(a)(b)(c)	25,350	25,515,480
6.87%, 01/08/27, (1-day SOFR + 1.500%)(a)(b)(c)	15,245	15,448,781
Mercedes-Benz Finance North America LLC
5.94%, 08/01/25, (1-day SOFR + 0.570%)(a)(b)(c)	20,124	20,152,016
6.00%, 07/31/26, (1-day SOFR + 0.630%)(b)(c)	13,000	13,011,462
6.04%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)(c)	25,830	25,902,083
6.30%, 03/30/25, (1-day SOFR + 0.930%)(a)(b)(c)	20,070	20,154,805
Toyota Motor Credit Corp.
5.66%, 09/13/24, (1-day SOFR + 0.290%)(b)	16,969	16,970,104
5.69%, 01/13/25, (1-day SOFR + 0.320%)(b)	12,555	12,555,925
5.81%, 05/15/26, (1-day SOFR + 0.450%)(a)(b)	19,700	19,714,183
5.93%, 01/10/25, (1-day SOFR + 0.560%)(a)(b)	11,476	11,480,883
6.02%, 09/11/25, (1-day SOFR + 0.650%)(a)(b)	17,290	17,339,343
6.02%, 01/05/26, (1-day SOFR + 0.650%)(a)(b)	15,600	15,642,761
6.02%, 03/19/27, (1-day SOFR + 0.650%)(a)(b)	12,705	12,753,414
6.25%, 05/18/26, (1-day SOFR + 0.890%)(a)(b)	25,453	25,638,548
Volkswagen Group of America Finance LLC
6.20%, 03/20/26, (1-day SOFR + 0.830%)(b)(c)	2,600	2,604,483
6.30%, 09/12/25, (1-day SOFR + 0.930%)(b)(c)	23,800	23,800,276
		598,301,706
Security	Par (000)	Value

Banks — 47.9%
ABN AMRO Bank NV, 7.15%, 09/18/27, (1-day SOFR + 1.780%)(a)(b)(c)	$20,400	$20,728,022
ANZ New Zealand International Ltd./London, 5.96%, 02/18/25, (1-day SOFR + 0.600%)(b)(c)	17,286	17,306,698
Australia & New Zealand Banking Group Ltd.
5.93%, 03/18/26, (1-day SOFR + 0.560%)(a)(b)(c)	12,365	12,378,880
6.01%, 10/03/25, (1-day SOFR + 0.640%)(a)(b)(c)	26,265	26,329,556
6.05%, 07/16/27, (1-day SOFR + 0.680%)(a)(b)(c)	18,700	18,720,962
6.12%, 07/03/25, (1-day SOFR + 0.750%)(b)(c)	23,890	23,965,112
6.18%, 01/18/27, (1-day SOFR + 0.810%)(b)(c)	21,350	21,452,964
Banco Santander SA
6.49%, 07/15/28, (1-day SOFR + 1.120%)(b)	13,800	13,808,975
6.75%, 03/14/28, (1-day SOFR + 1.380%)(a)(b)	13,617	13,695,789
Bank of America Corp.
6.34%, 07/22/27, (1-day SOFR + 0.970%)(a)(b)	17,943	18,023,606
6.36%, 02/05/26, (3-mo. SOFR + 1.032%)(a)(b)	58,356	58,508,796
6.36%, 09/15/26, (3-mo. SOFR + 1.022%)(a)(b)	14,254	14,288,439
6.41%, 02/04/28, (1-day SOFR + 1.050%)(a)(b)	19,175	19,264,274
6.70%, 04/02/26, (1-day SOFR + 1.330%)(a)(b)	13,119	13,183,789
6.72%, 09/15/27, (1-day SOFR + 1.350%)(a)(b)	3,829	3,873,843
Bank of America NA
6.15%, 08/18/25, (1-day SOFR + 0.780%)(b)	26,885	26,963,313
6.38%, 08/18/26, (1-day SOFR + 1.020%)(a)(b)	32,750	33,043,049
Bank of Montreal
5.83%, 01/10/25, (1-day SOFR + 0.465%)(a)(b)	11,237	11,242,721
5.99%, 09/15/26, (1-day SOFR + 0.620%)(a)(b)	15,575	15,571,828
6.08%, 12/12/24, (1-day SOFR + 0.710%)(b)	12,178	12,195,672
6.13%, 06/04/27, (1-day SOFR + 0.760%)(a)(b)	12,500	12,482,333
6.32%, 09/25/25, (1-day SOFR + 0.950%)(b)	24,540	24,670,946
6.43%, 06/07/25, (1-day SOFR + 1.060%)(a)(b)	8,825	8,868,923
6.53%, 12/11/26, (1-day SOFR + 1.160%)(a)(b)	9,295	9,385,155
6.70%, 06/05/26, (1-day SOFR + 1.330%)(a)(b)	22,713	22,990,625
Bank of New York Mellon (The), 5.82%, 03/13/26, (1-day SOFR + 0.450%)(b)	4,855	4,856,091
Bank of New York Mellon Corp. (The)
5.99%, 04/25/25, (1-day SOFR + 0.620%)(a)(b)	15,923	15,957,594
6.20%, 07/21/28, (1-day SOFR + 0.830%)(a)(b)	12,150	12,158,712
Series J, 5.57%, 10/25/24, (1-day SOFR + 0.200%)(b)	4,345	4,343,866
Bank of New Zealand, 6.18%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)(c)	13,535	13,517,082
Bank of Nova Scotia (The)
5.83%, 01/10/25, (1-day SOFR + 0.460%)(a)(b)	11,059	11,065,287
5.91%, 03/02/26, (1-day SOFR + 0.545%)(a)(b)	12,149	12,136,096
5.98%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	11,663	11,641,888
6.15%, 06/04/27, (1-day SOFR + 0.780%)(a)(b)	15,020	15,009,367
6.27%, 04/11/25, (1-day SOFR + 0.900%)(a)(b)	19,674	19,741,875
6.46%, 06/12/25, (1-day SOFR + 1.090%)(a)(b)	22,975	23,104,806
6.47%, 08/01/29, (1-day SOFR + 1.080%)(a)(b)	15,000	14,983,804
Banque Federative du Credit Mutuel SA
5.77%, 02/04/25, (1-day SOFR + 0.410%)(b)(c)	26,221	26,219,971
6.42%, 02/16/28, (1-day SOFR + 1.070%)(b)(c)	11,200	11,208,943
6.50%, 01/23/27, (1-day SOFR + 1.130%)(a)(b)(c)	15,690	15,802,277
6.77%, 07/13/26, (1-day SOFR + 1.400%)(a)(b)(c)	16,500	16,707,900

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Barclays PLC
6.86%, 03/12/28, (1-day SOFR + 1.490%)(b)	$12,695	$12,826,086
7.25%, 09/13/27, (1-day SOFR + 1.880%)(a)(b)	12,925	13,161,079
BPCE SA
5.94%, 01/14/25, (1-day SOFR + 0.570%)(a)(b)(c)	7,997	7,997,564
6.33%, 09/25/25, (1-day SOFR + 0.960%)(b)(c)	23,800	23,918,883
7.35%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)(c)	10,831	11,045,118
Canadian Imperial Bank of Commerce
5.79%, 10/18/24, (1-day SOFR + 0.420%)(b)	22,295	22,302,259
6.31%, 04/07/25, (1-day SOFR + 0.940%)(a)(b)	22,260	22,342,586
6.31%, 06/28/27, (1-day SOFR + 0.940%)(a)(b)	13,400	13,419,489
6.59%, 10/02/26, (1-day SOFR + 1.220%)(a)(b)	26,725	27,002,792
Citibank NA
5.96%, 04/30/26, (1-day SOFR + 0.590%)(a)(b)	21,245	21,247,644
6.07%, 08/06/26, (1-day SOFR + 0.708%)(b)	18,990	18,996,001
6.17%, 09/29/25, (1-day SOFR + 0.805%)(b)	35,850	35,996,467
6.43%, 12/04/26, (1-day SOFR + 1.060%)(a)(b)	28,395	28,739,118
Citigroup Inc.
6.06%, 01/25/26, (1-day SOFR + 0.694%)(a)(b)	21,104	21,121,664
6.14%, 06/09/27, (1-day SOFR + 0.770%)(a)(b)	19,230	19,215,088
6.65%, 02/24/28, (1-day SOFR + 1.280%)(a)(b)	19,151	19,322,773
6.84%, 07/01/26, (3-mo. SOFR + 1.512%)(b)	18,063	18,220,178
6.90%, 03/17/26, (1-day SOFR + 1.528%)(a)(b)	18,736	18,844,366
Commonwealth Bank of Australia
5.77%, 07/07/25, (1-day SOFR + 0.400%)(b)(c)	53,615	53,620,991
5.89%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	17,056	17,059,442
6.00%, 09/12/25, (1-day SOFR + 0.630%)(a)(b)(c)	23,506	23,558,600
6.11%, 03/14/25, (1-day SOFR + 0.740%)(a)(b)(c)	47,821	47,909,366
6.12%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)(c)	17,420	17,491,336
6.34%, 03/14/27, (1-day SOFR + 0.970%)(a)(b)(c)	6,925	6,986,518
Cooperatieve Rabobank UA/New York
5.75%, 01/10/25, (1-day SOFR + 0.380%)(a)(b)	12,335	12,336,195
6.07%, 07/18/25, (1-day SOFR + 0.700%)(b)	22,317	22,390,514
6.08%, 01/09/26, (1-day SOFR + 0.710%)(a)(b)	14,250	14,308,161
6.08%, 03/05/27, (1-day SOFR + 0.710%)(b)	25,450	25,493,585
6.27%, 10/05/26, (1-day SOFR + 0.900%)(a)(b)	25,000	25,151,304
Credit Agricole SA
6.24%, 03/11/27, (1-day SOFR + 0.870%)(a)(b)(c)	15,000	15,017,017
6.66%, 07/05/26, (1-day SOFR + 1.290%)(b)(c)	17,295	17,505,454
DBS Group Holdings Ltd., 5.66%, 11/22/24, (1-day SOFR + 0.300%)(b)(c)	3,285	3,283,445
Deutsche Bank AG/New York, 6.58%, 11/16/27, (1-day SOFR + 1.219%)(a)(b)	12,249	12,230,938
Goldman Sachs Bank USA/New York
6.12%, 05/21/27, (1-day SOFR + 0.750%)(b)	12,770	12,768,553
6.14%, 03/18/27, (1-day SOFR + 0.770%)(b)	6,791	6,790,922
Goldman Sachs Group Inc. (The)
5.86%, 10/21/24, (1-day SOFR + 0.490%)(b)	18,516	18,514,891
5.87%, 09/10/24, (1-day SOFR + 0.500%)(a)(b)	16,229	16,230,962
6.16%, 12/09/26, (1-day SOFR + 0.790%)(a)(b)	13,390	13,393,845
6.18%, 03/09/27, (1-day SOFR + 0.810%)(b)	18,111	18,101,299
6.19%, 09/10/27, (1-day SOFR + 0.820%)(a)(b)	13,420	13,404,606
6.29%, 10/21/27, (1-day SOFR + 0.920%)(a)(b)	17,955	17,993,919
6.43%, 08/10/26, (1-day SOFR + 1.065%)(b)	23,570	23,643,359
6.49%, 02/24/28, (1-day SOFR + 1.120%)(a)(b)	15,405	15,510,281
Security	Par (000)	Value

Banks (continued)
7.22%, 03/15/28, (1-day SOFR + 1.850%)(a)(b)	$13,775	$14,083,249
7.28%, 10/28/27, (3-mo. SOFR + 2.012%)(b)	37,147	38,102,553
Series, 6.75%, 05/15/26, (3-mo. SOFR + 1.432%)(a)(b)	58,408	58,729,874
HSBC Holdings PLC
6.80%, 03/10/26, (1-day SOFR + 1.430%)(a)(b)	15,670	15,744,450
6.93%, 08/14/27, (1-day SOFR + 1.570%)(a)(b)	26,550	26,950,134
6.98%, 09/12/26, (3-mo. SOFR + 1.642%)(b)	27,488	27,758,166
HSBC USA Inc., 6.33%, 03/04/27, (1-day SOFR + 0.960%)(b)	26,580	26,739,301
ING Groep NV
6.38%, 04/01/27, (1-day SOFR + 1.010%)(a)(b)	16,615	16,655,270
6.93%, 09/11/27, (1-day SOFR + 1.560%)(a)(b)	21,385	21,684,382
7.01%, 03/28/26, (1-day SOFR + 1.640%)(a)(b)	15,534	15,637,729
JPMorgan Chase & Co.
5.97%, 12/10/25, (1-day SOFR + 0.600%)(a)(b)	16,522	16,535,244
6.13%, 09/22/27, (1-day SOFR + 0.765%)(a)(b)	16,123	16,132,738
6.25%, 04/22/27, (1-day SOFR + 0.885%)(b)	21,378	21,444,893
6.29%, 02/24/26, (1-day SOFR + 0.920%)(b)	27,266	27,345,411
6.29%, 04/22/28, (1-day SOFR + 0.920%)(a)(b)	25,205	25,268,562
6.30%, 07/22/28, (1-day SOFR + 0.930%)(b)	13,550	13,567,285
6.55%, 02/24/28, (1-day SOFR + 1.180%)(b)	30,410	30,695,184
6.57%, 01/23/28, (1-day SOFR + 1.200%)(a)(b)	26,604	26,827,821
6.69%, 04/26/26, (1-day SOFR + 1.320%)(a)(b)	21,980	22,113,846
JPMorgan Chase Bank NA, 6.37%, 12/08/26, (1-day SOFR + 1.000%)(b)	32,226	32,624,906
Lloyds Banking Group PLC
6.92%, 08/07/27, (1-day SOFR + 1.560%)(a)(b)	20,950	21,222,267
6.95%, 01/05/28, (1-day SOFR + 1.580%)(a)(b)	16,160	16,373,279
Macquarie Bank Ltd.
6.29%, 07/02/27, (1-day SOFR + 0.920%)(a)(b)(c)	13,500	13,553,394
6.57%, 12/07/26, (1-day SOFR + 1.200%)(a)(b)(c)	17,700	17,894,856
6.61%, 06/15/26, (1-day SOFR + 1.240%)(a)(b)(c)	17,229	17,387,993
6.68%, 03/21/25, (1-day SOFR + 1.310%)(a)(b)(c)	19,685	19,803,977
Macquarie Group Ltd.
6.08%, 10/14/25, (1-day SOFR + 0.710%)(b)(c)	12,684	12,686,189
6.29%, 09/23/27, (1-day SOFR + 0.920%)(a)(b)(c)	15,980	16,023,155
Mitsubishi UFJ Financial Group Inc.
6.30%, 02/20/26, (1-day SOFR + 0.940%)(b)	25,091	25,149,566
6.75%, 09/12/25, (1-day SOFR + 1.385%)(a)(b)	14,275	14,287,714
6.81%, 04/17/26, (1-day SOFR + 1.440%)(a)(b)	13,420	13,494,398
Mizuho Financial Group Inc., 6.32%, 05/22/26, (1-day SOFR + 0.960%)(a)(b)	15,770	15,821,040
Morgan Stanley
6.32%, 02/18/26, (1-day SOFR + 0.950%)(a)(b)	30,791	30,864,231
6.39%, 04/13/28, (1-day SOFR + 1.020%)(b)	30,249	30,347,858
Morgan Stanley Bank N.A.
6.23%, 05/26/28, (1-day SOFR + 0.865%)(b)	23,800	23,811,177
6.30%, 07/14/28, (1-day SOFR + 0.940%)(a)(b)	13,500	13,523,001
Morgan Stanley Bank NA
6.15%, 07/16/25, (1-day SOFR + 0.780%)(a)(b)	32,090	32,220,526
6.45%, 01/14/28, (1-day SOFR + 1.080%)(b)	27,250	27,426,098
6.53%, 10/30/26, (1-day SOFR + 1.165%)(b)	16,000	16,187,383
National Australia Bank Ltd.
5.75%, 01/12/25, (1-day SOFR + 0.380%)(b)(c)	37,420	37,421,295

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.92%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	$10,225	$10,235,740
5.99%, 06/11/27, (1-day SOFR + 0.620%)(a)(b)(c)	22,650	22,653,733
6.02%, 12/10/25, (1-day SOFR + 0.650%)(a)(b)(c)	15,077	15,124,475
6.02%, 01/12/27, (1-day SOFR + 0.650%)(a)(b)(c)	14,355	14,374,646
6.12%, 05/13/25, (1-day SOFR + 0.760%)(b)(c)	28,840	28,912,993
National Australia Bank Ltd./New York, 6.23%, 06/09/25, (1-day SOFR + 0.860%)(a)(b)(c)	19,395	19,474,396
National Bank of Canada
5.85%, 08/06/24, (1-day SOFR + 0.490%)(b)	13,235	13,235,000
6.40%, 07/02/27, (1-day SOFR + 1.030%)(b)	11,000	11,013,042
NatWest Group PLC, 6.62%, 03/01/28, (1-day SOFR + 1.250%)(b)	14,695	14,766,574
NatWest Markets PLC
5.89%, 08/12/24, (1-day SOFR + 0.530%)(a)(b)(c)	6,875	6,875,353
6.13%, 09/29/26, (1-day SOFR + 0.760%)(a)(b)(c)	12,084	12,064,013
6.26%, 05/17/27, (1-day SOFR + 0.900%)(a)(b)(c)	7,302	7,308,468
6.50%, 05/17/29, (1-day SOFR + 1.140%)(a)(b)(c)	16,250	16,280,971
6.82%, 03/22/25, (1-day SOFR + 1.450%)(a)(b)(c)	17,324	17,427,113
Nordea Bank Abp
6.11%, 03/19/27, (1-day SOFR + 0.740%)(a)(b)(c)	10,350	10,365,654
6.33%, 06/06/25, (1-day SOFR + 0.960%)(a)(b)(c)	10,315	10,352,032
Royal Bank of Canada
5.71%, 10/07/24, (1-day SOFR + 0.340%)(a)(b)	21,967	21,965,876
5.81%, 01/21/25, (1-day SOFR + 0.440%)(b)	17,455	17,463,201
5.89%, 01/20/26, (1-day SOFR + 0.525%)(a)(b)	12,945	12,932,793
5.94%, 04/27/26, (1-day SOFR + 0.570%)(a)(b)	20,449	20,431,423
5.95%, 11/02/26, (1-day SOFR + 0.590%)(a)(b)	12,900	12,882,931
6.08%, 01/21/27, (1-day SOFR + 0.710%)(a)(b)	11,449	11,456,477
6.16%, 07/23/27, (1-day SOFR + 0.790%)(b)	13,150	13,158,533
6.21%, 04/14/25, (1-day SOFR + 0.840%)(a)(b)	1,665	1,669,838
6.32%, 01/19/27, (1-day SOFR + 0.950%)(a)(b)	16,987	17,088,089
6.45%, 01/12/26, (1-day SOFR + 1.080%)(a)(b)	6,551	6,600,355
6.45%, 07/20/26, (1-day SOFR + 1.080%)(a)(b)	18,545	18,701,628
Shinhan Bank Co. Ltd., 7.24%, 04/24/25, (3-mo. SOFR + 1.962%)(a)(b)(d)	16,490	16,644,940
Skandinaviska Enskilda Banken AB
6.26%, 03/05/27, (1-day SOFR + 0.890%)(a)(b)(c)	20,000	20,067,488
6.33%, 06/09/25, (1-day SOFR + 0.960%)(a)(b)(c)	16,450	16,523,419
Societe Generale SA
6.42%, 01/21/26, (1-day SOFR + 1.050%)(a)(b)(c)	29,937	29,955,939
7.03%, 01/19/28, (1-day SOFR + 1.660%)(a)(b)(c)	13,905	14,025,749
Standard Chartered PLC
6.30%, 11/23/25, (1-day SOFR + 0.930%)(b)(c)	19,584	19,595,337
6.53%, 05/14/28, (1-day SOFR + 1.170%)(a)(b)(c)	17,525	17,581,567
7.11%, 03/30/26, (1-day SOFR + 1.740%)(b)(c)	18,590	18,706,957
7.30%, 07/06/27, (1-day SOFR + 1.930%)(a)(b)(c)	18,420	18,749,164
Security	Par (000)	Value

Banks (continued)
7.39%, 02/08/28, (1-day SOFR + 2.030%)(a)(b)(c)	$16,175	$16,563,442
State Street Corp., 6.21%, 08/03/26, (1-day SOFR + 0.845%)(b)	13,882	13,942,540
Sumitomo Mitsui Financial Group Inc.
6.25%, 01/14/27, (1-day SOFR + 0.880%)(a)(b)	18,075	18,159,453
6.54%, 07/09/29, (1-day SOFR + 1.170%)(a)(b)	13,700	13,803,638
6.67%, 07/13/26, (1-day SOFR + 1.300%)(a)(b)	8,800	8,922,525
6.80%, 01/13/26, (1-day SOFR + 1.430%)(a)(b)	8,475	8,589,115
Sumitomo Mitsui Trust Bank Ltd.
5.81%, 09/16/24, (1-day SOFR + 0.440%)(b)(c)	23,705	23,710,528
6.49%, 03/09/26, (1-day SOFR + 1.120%)(b)(c)	18,715	18,875,476
6.52%, 09/14/26, (1-day SOFR + 1.150%)(b)(c)	21,750	21,977,899
Svenska Handelsbanken AB
6.03%, 05/28/27, (1-day SOFR + 0.660%)(a)(b)(c)	20,250	20,256,453
6.28%, 06/10/25, (1-day SOFR + 0.910%)(b)(c)	15,935	15,998,594
6.62%, 06/15/26, (1-day SOFR + 1.250%)(a)(b)(c)	17,400	17,640,727
Swedbank AB
6.28%, 04/04/25, (1-day SOFR + 0.910%)(b)(c)	10,395	10,427,321
6.75%, 06/15/26, (1-day SOFR + 1.380%)(a)(b)(c)	16,800	17,032,539
Toronto-Dominion Bank (The)
5.72%, 09/10/24, (1-day SOFR + 0.350%)(a)(b)	30,733	30,737,803
5.78%, 01/10/25, (1-day SOFR + 0.410%)(a)(b)	11,465	11,469,827
5.85%, 10/10/25, (1-day SOFR + 0.480%)(a)(b)	500	500,197
5.96%, 09/10/26, (1-day SOFR + 0.590%)(a)(b)	11,842	11,828,110
6.10%, 04/05/27, (1-day SOFR + 0.730%)(a)(b)	16,850	16,860,828
6.39%, 06/06/25, (1-day SOFR + 1.020%)(a)(b)	16,857	16,945,594
6.45%, 07/17/26, (1-day SOFR + 1.080%)(b)	14,818	14,949,774
UBS AG, 6.30%, 09/11/25, (1-day SOFR + 0.930%)(b)	23,938	24,070,478
UBS AG/London
5.81%, 08/09/24, (1-day SOFR + 0.450%)(b)(c)	29,721	29,722,246
5.84%, 01/13/25, (1-day SOFR + 0.470%)(a)(b)(c)	15,697	15,702,509
UBS AG/Stamford CT, 6.63%, 02/21/25, (1-day SOFR + 1.260%)(a)(b)	11,610	11,654,994
UBS Group AG, 6.94%, 05/12/26, (1-day SOFR + 1.580%)(b)(c)	21,585	21,733,291
United Overseas Bank Ltd., 6.07%, 04/07/25, (1-day SOFR + 0.700%)(a)(b)(c)	2,215	2,219,168
Wells Fargo & Co.
6.44%, 04/22/28, (1-day SOFR + 1.070%)(b)	28,060	28,208,650
6.69%, 04/25/26, (1-day SOFR + 1.320%)(a)(b)	22,541	22,676,691
Wells Fargo Bank NA
6.08%, 01/15/26, (1-day SOFR + 0.710%)(b)	28,175	28,261,639
6.17%, 08/01/25, (1-day SOFR + 0.800%)(b)	17,996	18,042,291
6.42%, 08/07/26, (1-day SOFR + 1.060%)(b)	19,700	19,852,253
6.44%, 12/11/26, (1-day SOFR + 1.070%)(b)	24,736	25,028,069
Westpac Banking Corp.
5.66%, 11/18/24, (1-day SOFR + 0.300%)(b)	12,043	12,043,414
5.79%, 04/16/26, (1-day SOFR + 0.420%)(b)	8,300	8,295,464
5.89%, 06/03/26, (1-day SOFR + 0.520%)(a)(b)	11,380	11,384,958
5.92%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	5,500	5,505,061
6.08%, 11/17/25, (1-day SOFR + 0.720%)(b)	18,715	18,790,000
6.18%, 04/16/29, (1-day SOFR + 0.810%)(b)	27,950	27,992,963
6.37%, 08/26/25, (1-day SOFR + 1.000%)(a)(b)	22,103	22,250,724
		3,677,248,035

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 0.7%
Keurig Dr Pepper Inc., 6.25%, 03/15/27, (1-day SOFR + 0.880%)(a)(b)	$15,310	$15,412,287
PepsiCo Inc., 5.76%, 02/13/26, (1-day SOFR + 0.400%)(b)	15,208	15,244,968
Pepsico Singapore Financing I Pte Ltd., 5.92%, 02/16/27, (1-day SOFR + 0.560%)(a)(b)	25,025	25,109,306
		55,766,561

Diversified Financial Services — 2.4%
American Express Co.
6.01%, 11/04/26, (1-day SOFR + 0.650%)(a)(b)	21,293	21,322,337
6.12%, 02/13/26, (1-day SOFR + 0.760%)(a)(b)	14,607	14,657,946
6.12%, 04/23/27, (1-day SOFR + 0.750%)(a)(b)	15,860	15,878,413
6.30%, 03/04/25, (1-day SOFR + 0.930%)(a)(b)	11,672	11,699,090
6.30%, 07/26/28, (1-day SOFR + 0.930%)(a)(b)	13,300	13,312,596
6.34%, 07/28/27, (1-day SOFR + 0.970%)(b)	20,835	20,896,948
6.36%, 02/16/28, (1-day SOFR + 1.000%)(a)(b)	15,561	15,629,383
6.72%, 10/30/26, (1-day SOFR + 1.350%)(a)(b)	15,775	15,926,963
Charles Schwab Corp. (The)
5.88%, 05/13/26, (1-day SOFR + 0.520%)(b)	17,862	17,857,251
6.42%, 03/03/27, (1-day SOFR + 1.050%)(a)(b)	22,180	22,326,094
Nomura Holdings Inc., 6.62%, 07/02/27, (1-day SOFR + 1.250%)(a)(b)	13,012	13,100,951
		182,607,972

Electric — 1.0%
National Rural Utilities Cooperative Finance Corp.
6.16%, 02/05/27, (1-day SOFR + 0.800%)(a)(b)	26,825	26,960,445
Series D, 5.70%, 10/18/24, (1-day SOFR + 0.330%)(a)(b)	12,640	12,644,856
NextEra Energy Capital Holdings Inc., 6.13%, 01/29/26, (1-day SOFR + 0.760%)(b)	25,605	25,668,649
Pinnacle West Capital Corp., 6.19%, 06/10/26, (1-day SOFR + 0.820%)(b)	15,000	14,992,938
		80,266,888

Gas — 0.1%
Spire Missouri Inc., 5.87%, 12/02/24, (1-day SOFR + 0.500%)(b)	11,775	11,776,214

Health Care - Services — 0.7%
Roche Holdings Inc.
5.93%, 03/10/25, (1-day SOFR + 0.560%)(a)(b)(c)	28,926	28,975,330
6.10%, 11/13/26, (1-day SOFR + 0.740%)(a)(b)(c)	12,000	12,085,888
UnitedHealth Group Inc., 5.86%, 07/15/26, (1-day SOFR + 0.500%)(b)	11,080	11,098,642
		52,159,860

Insurance — 7.6%
Athene Global Funding
5.92%, 08/19/24, (1-day SOFR + 0.560%)(b)(c)	14,484	14,477,890
6.08%, 01/07/25, (1-day SOFR + 0.715%)(b)(c)	9,215	9,224,255
6.21%, 05/08/26, (1-day SOFR + 0.850%)(a)(b)(c)	11,075	11,084,116
6.58%, 03/25/27, (1-day SOFR + 1.210%)(a)(b)(c)	15,150	15,216,770
Corebridge Global Funding, 6.67%, 09/25/26, (1-day SOFR + 1.300%)(a)(b)(c)	20,950	21,130,694
GA Global Funding Trust
5.87%, 09/13/24, (1-day SOFR + 0.500%)(a)(b)(c)	16,280	16,280,617
6.73%, 04/11/25, (1-day SOFR + 1.360%)(a)(b)(c)	11,930	11,991,815
Security	Par (000)	Value

Insurance (continued)
MassMutual Global Funding II
5.64%, 10/21/24, (1-day SOFR + 0.270%)(b)(c)	$19,423	$19,424,883
6.11%, 04/09/27, (1-day SOFR + 0.740%)(a)(b)(c)	20,000	20,021,716
6.14%, 01/29/27, (1-day SOFR + 0.770%)(a)(b)(c)	24,773	24,807,428
6.24%, 03/21/25, (1-day SOFR + 0.870%)(a)(b)(c)	3,530	3,541,931
6.35%, 07/10/26, (1-day SOFR + 0.980%)(b)(c)	16,192	16,314,156
Metropolitan Life Global Funding I
5.67%, 09/27/24, (1-day SOFR + 0.300%)(b)(c)	6,730	6,731,007
5.94%, 04/09/26, (1-day SOFR + 0.570%)(a)(b)(c)	15,890	15,885,220
6.07%, 06/11/27, (1-day SOFR + 0.700%)(a)(b)(c).	15,050	15,050,765
6.28%, 03/21/25, (1-day SOFR + 0.910%)(a)(b)(c)	14,034	14,085,677
New York Life Global Funding
5.70%, 01/14/25, (1-day SOFR + 0.330%)(a)(b)(c)	14,105	14,111,485
5.85%, 06/09/26, (1-day SOFR + 0.480%)(a)(b)(c)	15,410	15,438,297
5.95%, 01/16/26, (1-day SOFR + 0.580%)(b)(c)	21,300	21,375,355
5.98%, 04/21/25, (1-day SOFR + 0.610%)(a)(b)(c)	19,250	19,299,519
6.01%, 05/02/25, (1-day SOFR + 0.650%)(b)(c)	23,875	23,932,803
6.04%, 04/02/27, (1-day SOFR +0.670%)(a)(b)(c)	13,950	14,005,924
6.07%, 06/13/25, (1-day SOFR + 0.700%)(b)(c)	23,575	23,647,142
6.30%, 04/02/26, (1-day SOFR + 0.930%)(a)(b)(c)	10,870	10,967,316
Northwestern Mutual Global Funding, 6.07%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)(c)	20,350	20,414,190
Pacific Life Global Funding II
5.77%, 01/27/25, (1-day SOFR + 0.400%)(a)(b)(c)	4,690	4,692,481
5.97%, 03/27/26, (1-day SOFR +0.600%)(b)(c)	10,835	10,843,067
5.99%, 06/04/26, (1-day SOFR + 0.620%)(a)(b)(c)	14,235	14,240,973
6.17%, 12/06/24, (1-day SOFR + 0.800%)(b)(c)	8,443	8,454,221
6.17%, 03/30/25, (1-day SOFR+ 0.800%)(a)(b)(c)	14,475	14,519,557
6.21%, 02/05/27, (1-day SOFR + 0.850%)(b)(c)	20,525	20,571,938
6.23%, 06/16/25, (1-day SOFR + 0.860%)(b)(c)	14,944	15,005,635
6.42%, 07/28/26, (1-day SOFR + 1.050%)(b)(c)	23,877	24,098,659
Principal Life Global Funding II
5.75%, 08/23/24, (1-day SOFR + 0.380%)(b)(c)	7,456	7,454,501
6.27%, 08/28/25, (1-day SOFR + 0.900%)(a)(b)(c)	21,213	21,296,714
Protective Life Global Funding
6.07%, 04/10/26, (1-day SOFR + 0.700%)(a)(b)(c)	9,845	9,853,849
6.35%, 03/28/25, (1-day SOFR + 0.980%)(b)(c)	17,682	17,742,224
6.42%, 12/11/24, (1-day SOFR + 1.050%)(b)(c)	19,965	20,009,744
		587,244,534

Machinery — 3.3%
Caterpillar Financial Services Corp.
5.64%, 09/13/24, (1-day SOFR + 0.270%)(a)(b)	28,171	28,164,053
5.82%, 08/11/25, (1-day SOFR + 0.455%)(a)(b)	15,293	15,322,595
5.83%, 02/27/26, (1-day SOFR + 0.460%)(a)(b)	23,009	23,061,107
5.88%, 05/14/27, (1-day SOFR + 0.520%)(a)(b)	13,344	13,372,190
5.89%, 06/13/25, (1-day SOFR + 0.520%)(a)(b)	13,660	13,696,718
John Deere Capital Corp.
5.57%, 10/11/24, (1-day SOFR + 0.200%)(b)	23,394	23,392,892
5.81%, 03/06/26, (1-day SOFR + 0.440%)(a)(b)	10,734	10,744,966

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.85%, 10/22/25, (1-day SOFR + 0.480%)(a)(b)	$24,825	$24,853,218
5.87%, 07/03/25, (1-day SOFR + 0.500%)(a)(b)	19,979	20,006,542
5.93%, 03/07/25, (1-day SOFR + 0.560%)(a)(b)	12,343	12,364,393
5.94%, 03/03/26, (1-day SOFR + 0.570%)(a)(b)	18,255	18,317,391
5.97%, 04/19/27, (1-day SOFR + 0.600%)(a)(b)	20,029	20,103,526
5.97%, 06/11/27, (1-day SOFR + 0.600%)(b)	12,125	12,130,439
6.16%, 06/08/26, (1-day SOFR + 0.790%)(b)	21,020	21,174,897
		256,704,927

Mining — 0.2%
Glencore Funding LLC, 6.43%, 04/04/27, (1-day SOFR + 1.060%)(a)(b)(c)	12,500	12,511,794

Multi-National — 3.9%
European Investment Bank, 6.37%, 05/21/28, (1-day SOFR + 1.000%)(a)(b)(c)	32,200	32,998,455
Inter-American Development Bank
5.64%, 03/20/28, (1-day SOFR + 0.270%)(a)(b)	59,150	59,111,583
5.72%, 10/05/28, (1-day SOFR + 0.350%)(a)(b)	45,500	45,565,709
International Bank for Reconstruction & Development
5.67%, 01/24/29, (1-day SOFR + 0.300%)(b)	66,000	65,923,221
5.74%, 01/12/27, (1-day SOFR + 0.370%)(a)(b)	95,425	95,745,523
		299,344,491

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.86%, 02/20/26, (1-day SOFR + 0.490%)(a)(b)	17,300	17,347,801

Pipelines — 0.1%
TransCanada PipeLines Ltd., 6.89%, 03/09/26, (1-day SOFR + 1.520%)(a)(b)	5,387	5,390,236

Real Estate Investment Trusts — 0.6%
Public Storage Operating Co.
5.97%, 07/25/25, (1-day SOFR + 0.600%)(a)(b)	20,129	20,174,383
6.07%, 04/16/27, (1-day SOFR + 0.700%)(a)(b)	25,463	25,539,130
		45,713,513

Savings & Loans — 0.2%
Nationwide Building Society, 6.65%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)(c)	12,498	12,569,848

Semiconductors — 0.3%
Analog Devices Inc., 5.62%, 10/01/24, (1-day SOFR + 0.250%)(b)	20,170	20,163,277

Telecommunications — 0.4%
Verizon Communications Inc., 6.16%, 03/20/26, (1-day SOFR + 0.790%)(a)(b)	28,023	28,385,885

Total Corporate Bonds & Notes — 78.1%
(Cost: $5,967,819,087)		5,994,767,560

Foreign Government Obligations(e)

Canada — 1.4%
CPPIB Capital Inc.
6.62%, 04/04/25, (1-day SOFR + 1.250%)(a)(b)(c)	50,200	50,553,405
6.62%, 03/11/26, (1-day SOFR + 1.250%)(a)(b)(c)	24,150	24,525,682
PSP Capital Inc., 5.61%, 03/03/25, (1-day SOFR + 0.240%)(a)(b)(c)	33,355	33,356,855
		108,435,942
Security	Par (000)	Value

Netherlands — 0.0%
BNG Bank NV, 6.36%, 08/05/26, (1-day SOFR + 1.000%)(a)(b)(c)	$1,700	$1,723,227

Norway — 0.8%
Kommunalbanken AS, 6.37%, 06/17/26, (1-day SOFR + 1.000%)(a)(b)(c)	61,370	62,091,888

South Korea — 0.0%
Korea Development Bank (The), 6.07%, 10/23/26, (1-day SOFR + 0.700%)(b)	200	200,650
Korea National Oil Corp., 6.44%, 11/14/26, (1-day SOFR + 1.080%)(b)(d)	200	201,902
		402,552

Supranational — 18.3%
Asian Development Bank
5.67%, 06/20/28, (1-day SOFR + 0.300%)(a)(b)	12,300	12,305,687
6.37%, 06/16/26, (1-day SOFR + 1.000%)(a)(b)	63,085	64,010,816
6.37%, 08/27/26, (1-day SOFR + 1.000%)(a)(b)	42,585	43,259,518
6.37%, 04/06/27, (1-day SOFR + 1.000%)(a)(b)	41,458	42,235,996
Asian Infrastructure Investment Bank (The)
5.59%, 04/15/26, (1-day SOFR + 0.220%)(a)(b)(c)	2,500	2,498,388
5.98%, 08/16/27, (1-day SOFR + 0.620%)(a)(b)(c)	13,450	13,569,998
European Bank for Reconstruction & Development
5.56%, 04/14/26, (1-day SOFR + 0.190%)(b)	95,855	95,859,404
5.65%, 10/15/24, (1-day SOFR + 0.280%)(b)	54,195	54,213,098
5.66%, 02/16/29, (1-day SOFR + 0.300%)(a)(b)	54,375	54,288,401
5.69%, 02/20/28, (1-day SOFR + 0.330%)(b)	59,500	59,575,352
European Investment Bank, 6.37%, 01/21/26, (1-day SOFR + 1.000%)(b)(c)	56,800	57,469,911
Inter-American Development Bank
5.54%, 09/16/26, (1-day SOFR + 0.170%)(b)	77,137	77,024,990
5.56%, 02/10/26, (1-day SOFR + 0.200%)(a)(b)	60,804	60,811,281
5.61%, 02/04/25, (1-day SOFR + 0.250%)(b)	24,465	24,475,388
5.65%, 04/12/27, (1-day SOFR + 0.280%)(a)(b)	64,888	64,937,426
5.66%, 02/15/29, (1-day SOFR + 0.300%)(a)(b)	56,479	56,428,361
5.72%, 10/04/27, (1-day SOFR + 0.350%)(b)	58,230	58,359,197
International Bank for Reconstruction & Development
5.55%, 06/15/26, (1-day SOFR + 0.180%)(b)	43,950	43,940,006
5.62%, 06/15/27, (1-day SOFR + 0.270%)(b)	16,000	16,013,268
5.65%, 11/22/28, (1-day SOFR + 0.290%)(a)(b)	55,600	55,558,048
5.66%, 08/06/24, (1-day SOFR + 0.300%)(b)	45,113	45,113,000
5.66%, 05/15/28, (1-day SOFR + 0.300%)(b)	50,400	50,436,265
5.68%, 09/18/25, (1-day SOFR + 0.310%)(a)(b)	77,880	78,016,624
5.68%, 09/23/26, (1-day SOFR + 0.310%)(a)(b)	86,300	86,522,631
5.79%, 08/19/27, (1-day SOFR + 0.430%)(b)	100,493	101,072,579
International Finance Corp., 5.65%, 03/16/26, (1-day SOFR + 0.280%)(b)	35,955	36,021,114
Nordic Investment Bank, 6.36%, 05/12/26, (1-day SOFR + 1.000%)(b)	45,130	45,749,079
		1,399,765,826

Sweden — 0.7%
Svensk Exportkredit AB, 6.36%, 08/03/26, (1-day SOFR + 1.000%)(b)	50,170	50,788,098

Total Foreign Government Obligations — 21.2%
(Cost: $1,622,254,641)		1,623,207,533
Total Long-Term Investments — 99.3%
(Cost: $7,590,073,728)		7,617,975,093

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	366,766,282	$366,912,988
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	33,850,000	33,850,000

Total Short-Term Securities — 5.2%
(Cost: $400,640,745)		400,762,988

Total Investments — 104.5%
(Cost: $7,990,714,473)		8,018,738,081
Liabilities in Excess of Other Assets — (4.5)%		(344,658,725)
Net Assets — 100.0%		$7,674,079,356

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$266,715,316	$100,199,008	(a)	$—		$(17,368)	$16,032	$366,912,988	366,766,282	$1,091,536	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	111,310,000	—		(77,460,000	)(a)	—	—	33,850,000	33,850,000	1,599,994		—
						$(17,368)	$16,032	$400,762,988		$2,691,530		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,994,767,560	$—	$5,994,767,560
Foreign Government Obligations	—	1,623,207,533	—	1,623,207,533
Short-Term Securities
Money Market Funds	400,762,988	—	—	400,762,988
	$400,762,988	$7,617,975,093	$—	$8,018,738,081

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate